10. Share-Based Compensation (Details - Non-vested non-employee) - Non Employee Stock Options [Member] - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Non-vested options outstanding, beginning balance	0	0	0
Options granted	0	834	834	0
Options vested			(834)	(842)
Non-vested options outstanding, ending balance			0	0
Non-vested weighted-average grant date fair value per share, beginning balance
Weighted-average grant date fair value per share, options granted			20.76
Weighted-average grant date fair value per share, options vested			20.76
Non-vested weighted-average grant date fair value per share, ending balance